RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Schedule of Premium Receivable, Allowance for Credit Loss
The following table provides the balance of premiums receivable, net of allowance for expected credit losses, at December 31, 2025 and 2024:

(Expressed in thousands of U.S. Dollars)	December 31, 2025	December 31, 2024

Premiums receivable	$287,907	$268,806
Less: Allowance for expected credit losses	(13,595)	(12,756)
	$274,312	$256,050
The movement in the allowance for expected credit losses for the years ended December 31, 2025 and 2024 is as follows:

(Expressed in thousands of U.S. Dollars)	December 31, 2025	December 31, 2024

Opening balance	$12,756	$11,302
Change in allowance for expected credit losses	839	1,454
Ending balance	$13,595	$12,756

Schedule of Reinsurance Recoverable, Allowance for Credit Loss
The following table provides the balance of reinsurance recoverables, net of allowance for expected credit losses, at December 31, 2025 and 2024:

(Expressed in thousands of U.S. Dollars)	December 31, 2025	December 31, 2024

Reinsurance recoverables on unpaid losses	$226,511	$213,990
Less: Allowance for expected credit losses	(278)	(327)
	226,233	213,663

Reinsurance recoverables on paid losses	8,039	12,592
Less: Allowance for expected credit losses	(622)	(558)
	7,417	12,034
	$233,650	$225,697
The movement in the allowance for expected credit losses for the years ended December 31, 2025 and 2024 is as follows:

(Expressed in thousands of U.S. Dollars)	December 31, 2025	December 31, 2024

Opening balance	$885	$4,034
Change in allowance for expected credit losses	17	28
Write off	(2)	(3,177)
Ending balance	$900	$885

Schedule of Reinsurance Recoverable, Credit Quality Indicator

% due from carriers rated “A-” or higher by major rating agencies	93%	92%
% due from all other rated carriers	5%	8%
% due from all other carriers with no rating by major rating agencies	2%	—
Largest balance due from any one carrier as a % of total shareholders’ equity	10%	7%